Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income
Gains on sales of intangible assets and PP&E	kr 64	kr 115	kr 30
Gains on sales of investments and operations	347	1,119	105
Other operating income	750	1,116	362
Total other operating income	1,161	2,350	497
Other operating expenses
Losses on sales of intangible assets and PP&E			(17)
Losses on sales of investments and operations	(488)	(422)	(330)
Write-down of goodwill			(275)
Other operating expenses	(11)	(11,638)	(43)
Total other operating expenses	kr (499)	kr (12,060)	kr (665)